UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-05848

                             The Gabelli Value 25 Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Value 25 Fund Inc.

Third Quarter Report — September 30, 2017

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Christopher J. Marangi
Chief Investment Officer	Co-Chief Investment Officer
BA, Williams College
MBA, Columbia
Business School

To Our Shareholders,

For the quarter ended September 30, 2017, the net asset value (“NAV”) per Class A Share of The Gabelli Value 25 Fund increased 2.4% compared with increases of 4.5% and 5.6% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. See page 2 for additional performance information.

Enclosed is the schedule of investments as of September 30, 2017.

Comparative Results

Average Annual Returns through September 30, 2017 (a) (Unaudited)						Since
	Quarter	1 Year	5 Year	10 Year	15 Year	Inception (9/29/89)
Class A (GABVX)	2.40%	12.96%	9.12%	5.34%	9.27%	10.27%
With sales charge (b)	(3.49)	6.46	7.84	4.71	8.84	10.03
S&P 500 Index	4.48	18.61	14.22	7.44	10.04	9.64
Dow Jones Industrial Average	5.56	25.40	13.51	7.67	10.21	10.56
Nasdaq Composite Index	6.06	23.85	17.36	10.46	13.32	9.80
Class AAA (GVCAX)	2.41	12.92	9.12	5.34	9.28	10.27
Class C (GVCCX)	2.21	12.08	8.31	4.55	8.46	9.76
With contingent deferred sales charge (c)	1.21	11.08	8.31	4.55	8.46	9.76
Class I (GVCIX)	2.52	13.36	9.42	5.61	9.46	10.37
Class T (GVCTX)	2.40	12.96	9.12	5.34	9.27	10.27
With sales charge (d)	(0.16)	10.13	8.57	5.07	9.09	10.17

In the current prospectuses dated April 28, 2017, the expense ratios for Class AAA, A, C, I, and T Shares are 1.40%, 1.40%, 2.15%, 1.15%, and 1.40% respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.40%, 1.40%, 2.15%, 1.00%, and 1.40%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, Class C, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class A Share NAVs are used to calculate performance for the periods prior to the issuance of Class AAA Shares on April 30, 2010, Class C Shares on March 15, 2000, Class I Shares on January 11, 2008, and Class T Shares on July 5, 2017. The actual performance of the Class C Shares would have been lower due to the additional fees and expenses associated with this class of shares. The actual performance of the Class AAA Shares, Class I Shares, and Class T Shares would have been higher due to lower expenses associated with these classes of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	Performance results include the effect of the 2.50% sales charge at the beginning of the period.

The Gabelli Value 25 Fund Inc.

Schedule of Investments — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.1%
	Aerospace — 3.2%
282,000	Aerojet Rocketdyne Holdings Inc.†	$9,872,820
400,000	Rolls-Royce Holdings plc	4,754,311

		14,627,131

	Automotive — 1.5%
158,000	Navistar International Corp.†	6,963,060

	Automotive: Parts and Accessories — 2.6%
98,000	Genuine Parts Co.	9,373,700
10,500	O’Reilly Automotive Inc.†	2,261,385

		11,635,085

	Broadcasting — 10.0%
512,500	CBS Corp., Cl. A, Voting	29,935,125
7,000	Liberty Broadband Corp., Cl. A†	659,260
69,000	Liberty Broadband Corp., Cl. C†	6,575,700
110,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	4,605,700
173,000	MSG Networks Inc., Cl. A†	3,667,600

		45,443,385

	Building and Construction — 0.9%
106,000	Johnson Controls International plc	4,270,740

	Business Services — 2.5%
51,000	Gerber Scientific Inc., Escrow†(a)	0
76,000	Macquarie Infrastructure Corp.	5,485,680
40,000	Mastercard Inc., Cl. A.	5,648,000

		11,133,680

	Cable and Satellite — 8.6%
82,000	AMC Networks Inc., Cl. A†	4,794,540
160,000	Comcast Corp., Cl. A	6,156,800
162,000	DISH Network Corp., Cl. A†	8,785,260
96,000	EchoStar Corp., Cl. A†	5,494,080
190,000	Liberty Global plc, Cl. A†	6,442,900
45,000	Liberty Global plc, Cl. C†	1,471,500
100,000	Rogers Communications Inc., Cl. B	5,154,000
7,000	Scripps Networks Interactive Inc., Cl. A	601,230

		38,900,310

	Communications Equipment — 0.7%
61,000	Loral Space & Communications Inc.†	3,019,500

	Computer Software and Services — 1.0%
3,100	CommerceHub Inc., Cl. A†	69,967
6,200	CommerceHub Inc., Cl. C†	132,370
57,000	eBay Inc.†	2,192,220
130,000	Hewlett Packard Enterprise Co.	1,912,300

		4,306,857

	Consumer Products — 5.5%
96,000	Edgewell Personal Care Co.†	6,985,920
37,000	Energizer Holdings Inc.	1,703,850

Shares		Market Value
459,000	Swedish Match AB	$16,100,419

		24,790,189

	Consumer Services — 1.1%
220,000	Liberty Interactive Corp. QVC Group, Cl. A†	5,185,400

	Diversified Industrial — 5.2%
37,500	Ampco-Pittsburgh Corp.	652,500
108,000	Crane Co.	8,638,920
100,000	Honeywell International Inc.	14,174,000

		23,465,420

	Electronics — 4.2%
510,000	Sony Corp., ADR	19,043,400

	Energy and Utilities — 2.7%
200,000	GenOn Energy Inc., Escrow†(a)	0
215,000	National Fuel Gas Co.	12,171,150

		12,171,150

	Entertainment — 14.7%
40,000	Discovery Communications Inc., Cl. A†	851,600
126,000	Discovery Communications Inc., Cl. C†	2,552,760
220,000	Grupo Televisa SAB, ADR	5,427,400
5,000	Liberty Media Corp.- Liberty Braves, Cl. A†	126,850
71,740	Liberty Media Corp.- Liberty Braves, Cl. C†	1,812,870
81,400	The Madison Square Garden Co, Cl. A†	17,427,740
69,000	Time Warner Inc.	7,069,050
200,000	Twenty-First Century Fox Inc., Cl. A	5,276,000
85,000	Twenty-First Century Fox Inc., Cl. B	2,192,150
645,000	Viacom Inc., Cl. A	23,671,500

		66,407,920

	Environmental Services — 5.8%
300,000	Republic Services Inc.	19,818,000
90,000	Waste Connections Inc.	6,296,400

		26,114,400

	Equipment and Supplies — 2.4%
127,500	CIRCOR International Inc.	6,939,825
90,000	Flowserve Corp.	3,833,100

		10,772,925

	Financial Services — 9.6%
168,000	American Express Co.	15,197,280
122,000	H&R Block Inc.	3,230,560
101,000	Legg Mason Inc.	3,970,310
275,000	The Bank of New York Mellon Corp.	14,580,500
117,000	Wells Fargo & Co.	6,452,550

		43,431,200

	Food and Beverage — 5.2%
114,000	Diageo plc, ADR	15,062,820
44,000	Fomento Economico Mexicano SAB de CV, ADR	4,203,320

See accompanying notes to schedule of investments.

The Gabelli Value 25 Fund Inc.

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
100,000	Mondele¯z International Inc., Cl. A	$4,066,000

		23,332,140

	Hotels and Gaming — 1.9%
141,000	Ryman Hospitality Properties Inc.	8,811,090

	Machinery — 2.4%
183,744	CNH Industrial NV	2,206,765
110,000	CNH Industrial NV, Borsa Italiana, Brsaltaliana	1,320,884
115,000	Xylem Inc.	7,202,450

		10,730,099

	Metals and Mining — 3.4%
409,000	Newmont Mining Corp.	15,341,590

	Real Estate — 0.5%
63,600	Griffin Industrial Realty Inc.	2,311,860

	Specialty Chemicals — 1.4%
18,000	Ashland Global Holdings Inc.	1,177,020
32,000	International Flavors & Fragrances Inc.	4,573,120
30,000	Valvoline Inc.	703,500

		6,453,640

	Telecommunications — 0.8%
127,000	Telephone & Data Systems Inc.	3,542,030

	Wireless Communications — 1.3%
58,000	T-Mobile US Inc.†	3,576,280
70,000	United States Cellular Corp.†	2,478,000

		6,054,280

	TOTAL COMMON STOCKS	448,258,481

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.9%
$3,954,000	U.S. Treasury Bills, 0.992% to 1.111%††, 12/07/17 to 12/28/17	$3,945,350

	TOTAL INVESTMENTS — 100.0% (Cost $199,548,820)	$452,203,831

	Aggregate tax cost	$201,513,644

	Gross unrealized appreciation	$253,909,671
	Gross unrealized depreciation	(3,219,484)

	Net unrealized appreciation/depreciation	$250,690,187

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Value 25 Fund Inc.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments. On July 5, 2017, the Fund began to offer for sale Class T Shares.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Value 25 Fund Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Business Services	$ 11,133,680	—	$ 0	$ 11,133,680
Energy and Utilities	12,171,150	—	0	12,171,150
Other Industries (a)	424,953,651	—	—	424,953,651
Total Common Stocks	448,258,481	—	0	448,258,481
U.S. Government Obligations	—	$3,945,350	—	3,945,350
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$448,258,481	$3,945,350	$ 0	$452,203,831

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

The Gabelli Value 25 Fund Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2017, the Fund did not hold restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI VALUE 25 FUND INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI VALUE 25 FUND INC.

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS
Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and Chief	President
Executive Officer,
GAMCO Investors, Inc.	Agnes Mullady
Executive Chairman,	Vice President
Associated Capital Group, Inc.
Andrea R. Mango
Anthony J. Colavita	Secretary
President,
Anthony J. Colavita, P.C.	John C. Ball
Treasurer
Robert J. Morrissey
Partner,	Richard J. Walz
Morrissey, Hawkins & Lynch	Chief Compliance Officer

Kuni Nakamura	DISTRIBUTOR
President,	G.distributors, LLC
Advanced Polymer, Inc.
CUSTODIAN
Anthony R. Pustorino	The Bank of New York
Certified Public Accountant,	Mellon
Professor Emeritus,
Pace University	TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Werner J. Roeder, MD
Former Medical Director,	State Street Bank and Trust
Lawrence Hospital	Company

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Value 25 Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB409Q317QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Gabelli Value 25 Fund Inc.

By (Signature and Title)*    /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date                                          11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date                                          11/28/2017

By (Signature and Title)*    /s/ John C. Ball

                                                  John C. Ball, Principal Financial Officer and Treasurer

Date                                          11/28/2017

* Print the name and title of each signing officer under his or her signature.